Note 2 - Investments (Details) - Available-for-sale Securities (USD $)	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale securities:
Fixed maturity securities, amortized cost	$ 403,596,261	$ 402,396,191
Fixed maturity securities, gross unrealized gains	28,219,388
Fixed maturity securities, gross unrealized losses	1,698,171
Fixed maturity securities	430,117,478	417,909,105
Equity securities:
Equity securities, amortized cost	6,331,436	5,888,361
Equity securities	7,405,819	5,818,333
Securities, amortized cost	409,927,697	408,284,552
Securities, gross unrealized gains	29,417,144	20,694,016
Securities, gross unrealized losses	1,821,544	5,251,130
Securities	437,523,297	423,727,438
US Government Agencies Debt Securities [Member]
Available-for-sale securities:
Fixed maturity securities, amortized cost	28,063,178	34,485,660
Fixed maturity securities, gross unrealized gains	820,997	793,701
Fixed maturity securities, gross unrealized losses	16,164	703,570
Fixed maturity securities	28,868,011	34,575,791
Equity securities:
Securities	28,868,011	34,575,791
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities:
Fixed maturity securities, amortized cost	38,021,271	39,910,030
Fixed maturity securities, gross unrealized gains	5,985,975	3,145,632
Fixed maturity securities, gross unrealized losses		60,898
Fixed maturity securities	44,007,246	42,994,764
Equity securities:
Securities	44,007,246	42,994,764
Corporate Debt Securities [Member]
Available-for-sale securities:
Fixed maturity securities, amortized cost	224,299,411	217,659,449
Fixed maturity securities, gross unrealized gains	15,669,733	12,535,411
Fixed maturity securities, gross unrealized losses	930,632	2,251,886
Fixed maturity securities	239,038,512	227,942,974
Equity securities:
Securities	239,038,512	227,942,974
Foreign [Member]
Available-for-sale securities:
Fixed maturity securities, amortized cost	63,792,040	56,960,366
Fixed maturity securities, gross unrealized gains	2,934,542	2,081,436
Fixed maturity securities, gross unrealized losses	751,369	1,395,450
Fixed maturity securities	65,975,213	57,646,352
Equity securities:
Securities	65,975,213	57,646,352
Asset-backed Securities [Member]
Available-for-sale securities:
Fixed maturity securities, amortized cost	1,432,996	2,677,953
Fixed maturity securities, gross unrealized gains	33,501	109,417
Fixed maturity securities	1,466,497	2,787,370
Equity securities:
Securities	1,466,497	2,787,370
Commercial Mortgage Backed Securities [Member]
Available-for-sale securities:
Fixed maturity securities, amortized cost	7,869,355	4,252,765
Fixed maturity securities, gross unrealized gains	266,831	160,955
Fixed maturity securities	8,136,186	4,413,720
Equity securities:
Securities	8,136,186	4,413,720
Residential Mortgage Backed Securities [Member]
Available-for-sale securities:
Fixed maturity securities, amortized cost	40,118,010	46,449,968
Fixed maturity securities, gross unrealized gains	2,507,809	1,443,228
Fixed maturity securities, gross unrealized losses	6	345,062
Fixed maturity securities	42,625,813	47,548,134
Equity securities:
Securities	42,625,813	47,548,134
US Agencies [Member]
Equity securities:
Equity securities, amortized cost	707,900	687,000
Equity securities	707,900	687,000
Securities	707,900	687,000
Mutual Funds [Member]
Equity securities:
Equity securities, amortized cost	318,284	318,283
Equity securities, gross unrealized gains	40,038	1,356
Equity securities	358,322	319,639
Securities	358,322	319,639
Common Stock [Member]
Equity securities:
Equity securities, amortized cost	5,305,252	4,883,078
Equity securities, gross unrealized gains	1,157,718	422,880
Equity securities, gross unrealized losses	123,373	494,264
Equity securities	6,339,597	4,811,694
Securities	6,339,597	4,811,694
Equity Securities [Member]
Equity securities:
Equity securities, amortized cost	6,331,436	5,888,361
Equity securities, gross unrealized gains	1,197,756	424,236
Equity securities, gross unrealized losses	123,373	494,264
Equity securities	7,405,819	5,818,333
Securities	7,405,819	5,818,333
Debt Securities [Member]
Available-for-sale securities:
Fixed maturity securities, amortized cost		402,396,191
Fixed maturity securities, gross unrealized gains		20,269,780
Fixed maturity securities, gross unrealized losses		4,756,866
Fixed maturity securities		417,909,105
Equity securities:
Securities	$ 430,117,478	$ 417,909,105